Related parties - Other related party balances (Details) - Other related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Lease liabilities paid	$ 70,000	$ 22,000
Trade and other receivable
Disclosure of transactions between related parties [line items]
Loans, lease and other liabilities	3,295	1,149
Trade and other payables
Disclosure of transactions between related parties [line items]
Loans, lease and other liabilities	540	934
Loans, lease and other liabilities
Disclosure of transactions between related parties [line items]
Loans, lease and other liabilities	$ 114,270	$ 57,959